PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS

NOTE 5. PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS

Certain Plan investments represented shares of common stock of Prologis and self-directed brokerage accounts as of December 31, 2025 and 2024, respectively, that qualified as party-in-interest transactions. In 2025, there were approximately $2,500,000 and $3,800,000 of Prologis common stock purchased and sold, respectively, at historical cost. In 2024, there were approximately $3,300,000 and $3,800,000 of Prologis common stock purchased and sold, respectively, at historical cost. As discussed in Note 1, FMTC was the trustee in both 2025 and 2024, as defined by the Plan, and FWS serves as the record keeper to maintain the individual accounts of each Plan participant. In addition, the Plan invests in various funds managed by FMTC, certain fees were paid to FWS and the Plan provides for loans to participants, which are also party-in-interest transactions that are exempt from the prohibited transaction rules.